Dec. 16, 2019
Core Plus Income Fund
Core Plus Income Fund
THE WEITZ FUNDS

(the “Trust”)

Core Plus Income Fund

Institutional Class (WCPBX)

Investor Class (WCPNX)

Supplement dated December 16, 2019
to the Summary Prospectuses and Prospectus dated July 31, 2019

The Trust and Weitz Investment Management, Inc. (the “investment adviser”) have entered into new Expense Limitation Agreements for certain of the Funds as follows:

Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Core Plus Income Fund Investor Class shares to 0.50% of the Class’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.

Investors should retain this supplement for future reference.